ACCOUNTING POLICIES - FUTURE LEASING PAYMENTS (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	$ 237,004
Year 1
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	66,415
Year 2
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	52,134
Year 3
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	41,069
Year 4
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	32,079
Year 5
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	21,481
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	$ 23,826